ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other

at December 31	2022	2021
(millions of Canadian $)

Trade payables	4,330	4,183
Fair value of derivative contracts (Note 28)	871	221
Keystone environmental provision	650	—
Coastal GasLink contractual contribution (Notes 7, 11 and 32)	537	—
Regulatory liabilities (Note 13)	273	200
Contract liabilities (Note 5)	62	90
Class C Interests (Note 6)	37	75
Other	389	330
	7,149	5,099